Share-based payments -Summary of performance share plans (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares AUD ($)	Dec. 31, 2017 AUD ($) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 AUD ($) shares
Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of transfers from equity to cash settled	(276,722)	(276,722)
Performance share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value at grant date, non-vested shares at beginning balance | £	£ 18.27		£ 21.29
Weighted average fair value at grant date, non-vested shares, awarded | £	24.64		12.81
Weighted average fair value at grant date, non-vested shares, forfeited | £	16.28		17.22
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £	16.25		24.61
Weighted average fair value at grant date, non-vested shares, vested | £	21.51		24.61
Weighted average fair value at grant date, non-vested shares at ending balance | £	£ 20.47		£ 18.27
Number of non-vested shares at beginning balance | £	2,883,053		2,988,454
Number of non-vested shares, awarded | £	1,198,677		1,085,974
Number of non-vested shares, forfeited | £	(199,435)		(603,871)
Number of non-vested shares, failed performance conditions | £	(161,966)		(203,491)
Number of non-vested shares, vested | £	(165,055)		(384,013)
Number of non-vested shares at ending balance | £	3,555,274		2,883,053
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | £	£ 31.04		£ 19.08
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | £			£ 19.00
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) | shares	188,383	188,383	368,623	368,623
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | shares			486	486
Performance share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value at grant date, non-vested shares at beginning balance		$ 37.52		$ 41.13
Weighted average fair value at grant date, non-vested shares, awarded		45.84		28.66
Weighted average fair value at grant date, non-vested shares, forfeited		36.59		36.18
Weighted average fair value at grant date, non-vested shares, failed performance conditions		30.89		44.71
Weighted average fair value at grant date, non-vested shares, vested		40.79		44.71
Weighted average fair value transfers from equity to cash settled		40.11
Weighted average fair value at grant date, non-vested shares at ending balance		$ 40.13		$ 37.52
Number of non-vested shares at beginning balance		1,590,957		2,048,823
Number of non-vested shares, awarded		529,776		535,418
Number of non-vested shares, forfeited		(36,716)		(526,212)
Number of non-vested shares, failed performance conditions		(113,857)		(161,937)
Number of non-vested shares, vested		(84,284)		(305,135)
Number of non-vested shares at ending balance		1,609,154		1,590,957
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)		$ 63.09		$ 42.99
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting)		$ 62.81		$ 43.47
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) | shares	73,311	73,311	284,507	284,507
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | shares	5,010	5,010	847	847